Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 13,444,277	$ 1,892,601	¥ 11,991,899	¥ 16,457,476
Inventories written down	77,466	10,905	86,650	32,813
Reversal of write-down of inventories	(27,447)	(3,864)	(31,765)	(41,823)
Inventories written off	¥ 0	$ 0	¥ 0	¥ 10,085